UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended  September 30, 2012
                                              --------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------

  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RMF GP, LLC
                  --------------------------------------
Address:          650 Madison Ave.
                  --------------------------------------
                  New York, NY 10022
                  --------------------------------------


Form 13F File Number:  28-14236
                       -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Craig Huff
                  --------------------------------------
Title:            Co-Chief Executive Officer
                  --------------------------------------
Phone:            (212) 610-9000
                  --------------------------------------

Signature, Place, and Date of Signing:

    /s/ Craig Huff                 New York, NY            November 14, 2012
-------------------------  ---------------------------   -----------------------
      [Signature]                  [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                            ----------------------------

Form 13F Information Table Entry Total:                  22
                                            ----------------------------

Form 13F Information Table Value Total:               $304,094
                                            ----------------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

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



                                            FORM 13F INFORMATION TABLE

       COLUMN 1        COLUMN 2  COLUMN 3    COLUMN 4            COLUMN 5             COLUMN 6    COLUMN 7           COLUMN 8
       --------        --------  --------    --------   ------------------------      --------    --------   -----------------------
                        TITLE                  VALUE      SHRS OR     SH/    PUT/     INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER        OF CLASS    CUSIP     (x$1000)     PRN AMT     PRN    CALL     DISCRETION   MANAGERS    SOLE    SHARED  NONE

BANK OF AMERICA
CORPORATION            COM        060505104   21,211     2,402,135    SH                SOLE                 2,402,135

BP PLC                 SPONSORED  055622104   47,048     1,110,670    SH                SOLE                 1,110,670
                       ADR

CISCO SYS INC          COM        17275R102    3,210       168,100    SH                SOLE                   168,100

DHT HOLDINGS INC       SHS        Y2065G121    2,128       339,874    SH                SOLE                   339,874

ELLINGTON FINANCIAL
LLC                    COM        288522303   10,805       473,497    SH                SOLE                   473,497

ENERGY TRANSFER        COM UT
EQUITY L P             LTD PTN    29273V100      656        14,510    SH                SOLE                    14,510

ENSCO PLC              SHS
                       CLASS A    G3157S106   64,926     1,190,000    SH                SOLE                 1,190,000

GENERAL ELECTRIC CO    COM        369604103   17,132       754,400    SH                SOLE                   754,400

GENERAL MTRS CO        COM        37045V100    7,220       317,356    SH                SOLE                   317,356

GENERAL MTRS CO        *W EXP     37045V118    1,153        83,687    SH                SOLE                    83,687
                       07/10/201

GENERAL MTRS CO        *W EXP     37045V126      691        83,687    SH                SOLE                    83,687
                       07/10/201

HARTFORD FINL SVCS
GROUP INC              COM        416515104   14,693       755,800    SH                SOLE                   755,800


       COLUMN 1        COLUMN 2  COLUMN 3    COLUMN 4            COLUMN 5             COLUMN 6    COLUMN 7           COLUMN 8
       --------        --------  --------    --------   ------------------------      --------    --------   -----------------------
                        TITLE                  VALUE      SHRS OR     SH/    PUT/     INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER        OF CLASS    CUSIP     (x$1000)     PRN AMT     PRN    CALL     DISCRETION   MANAGERS    SOLE    SHARED  NONE

HEWLETT PACKARD CO     COM        428236103    2,559       150,000    SH                SOLE                   150,000

ISTAR FINL INC         COM        45031U101   10,980     1,326,103    SH                SOLE                 1,326,103

KKR FINANCIAL HLDGS
LLC                    COM        48248A306    6,030       600,000    SH                SOLE                   600,000

LIFEPOINT HOSPITALS
INC                    COM        53219L109    5,442       127,201    SH                SOLE                   127,201

NGP CAP RES CO         COM        62912R107    5,839       782,679    SH                SOLE                   782,679

PARTNERRE LTD          COM        G6852T105   38,106       513,005    SH                SOLE                   513,005

RAIT FINANCIAL TRUST   COM        749227609    2,421       461,084    SH                SOLE                   461,084

STATOIL ASA            SPONSORED  85771P102   28,266     1,096,000    SH                SOLE                 1,096,000
                       ADR

UNITEK GLOBAL SVCS
INC                    COM PAR    91324T302        2           502    SH                SOLE                       502
                       $.00002

XL GROUP PLC           SHS        G98290102   13,577       564,990    SH                SOLE                   564,990


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